Exhibit 99.8

Rating Agency Grades

Run Date - 2/24/2026 10:08:55 AM

LOAN INFORMATION						INITIAL CREDIT LOAN GRADES						INITIAL COMPLIANCE LOAN GRADES						INITIAL PROPERTY LOAN GRADES						INITIAL OVERALL LOAN GRADES						FINAL CREDIT LOAN GRADES						FINAL COMPLIANCE LOAN GRADES						FINAL PROPERTY LOAN GRADES						FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
225084575		3158622586				A	A	A	A	A		A	A	A	A	A		D	D	D	D	D		D	D	D	D	D		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A
225084576		3158622596				A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A